EXHIBIT 99.1


INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended   30-Nov-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


--------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears have fallen to 0.42% by number. Cumulative losses remain at extremely low levels. In November (GBP)3bn of assets were assigned to the Trust, this coincided with the close of Series 06-4 for
(GBP)3.25bn

--------------------------------------------------------------------------------

Next trust determination date                                    1 December 2006

Next trust distribution date                                    11 December 2006
(6 business days from determination date)

Mortgage Loans

-------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                       393,846

Current Balance - Trust Mortgage Assets                    (GBP)42,675,931,385

Current Balance - Trust Cash and other Assets               (GBP)1,528,796,886

Last Months Closing Trust Assets                           (GBP)43,192,017,073

Funding share                                              (GBP)13,108,132,865

Funding 2 share                                            (GBP)25,536,224,562

Funding and Funding 2 share                                (GBP)38,644,357,427

Funding and Funding 2 Share Percentage                                  87.42%

Seller Share*                                               (GBP)5,560,370,844

Seller Share Percentage                                                 12.58%

Minimum Seller Share (Amount)*                              (GBP)3,132,408,232

Minimum Seller Share (% of Total)                                        7.09%

Funding Bank Balance - Principal element of Balance           (GBP)709,475,397

Funding 2 Bank Balance - Principal element of Balance       (GBP)1,106,830,988

Excess Spread last quarter annualised (% of Total)                       0.70%
-------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans


----------------------------------------------------------------------------------------------------------------------------
                      Number          Principal (GBP)         Arrears (GBP)               By number(%)      By Principal(%)

> = 1 < 2 Months       4,221             462,779,073             3,054,214                       1.07%                1.08%

> = 2 < 3 Months       1,730             189,743,774             2,692,867                       0.44%                0.44%

> = 3 < 4 Months         618              65,196,799             1,351,228                       0.16%                0.15%

> = 4 < 5 Months         360              40,474,867             1,081,572                       0.09%                0.09%

> = 5 < 6 Months         228              25,133,299               815,614                       0.06%                0.06%

> = 6 < 7 Months          97              12,327,134               455,196                       0.02%                0.03%

> = 7 < 8 Months         103              12,102,060               512,043                       0.03%                0.03%

> = 8 < 9 Months          74               9,168,705               430,430                       0.02%                0.02%

> = 9 < 10 Months         55               5,776,607               320,916                       0.01%                0.01%

> = 10 < 11 Months        70               7,506,559               456,216                       0.02%                0.02%

> = 11 < 12 Months        37               3,743,906               253,918                       0.01%                0.01%

> = 12                    17               2,156,812               160,145                       0.00%                0.01%

Total                  7,610             836,109,595            11,584,359                       1.93%                1.96%
----------------------------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession


------------------------------------------------------------------------------------------------------
                                              Number        Principal (GBP)              Arrears (GBP)

Total (since inception)                         1908            164,371,212                  8,534,218
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Properties in Possession                                                                           498

Number Brought Forward                                                                             410

Repossessed (Current Month)                                                                         88

Sold (since inception)                                                                            1410

Sold (current month)                                                                                87

Sale Price / Last Loan Valuation                                                                  1.05

Average Time from Possession to Sale (days)                                                        137

Average Arrears at Sale                                                                     (GBP)4,238

Total Principal Loss (Since inception)                                                  (GBP)4,414,305

Total Principal Loss (current month)                                                      (GBP)244,713

Number of accounts experiencing a loss since inception                                             332

Ratio of aggregate net losses to average portfolio balance                                     0.00010

Average loss on accounts experiencing a loss                                               (GBP)13,296

MIG Claims Submitted                                                                                16

MIG Claims Outstanding                                                                               1

Average Time from Claim to Payment                                                                  88
------------------------------------------------------------------------------------------------------

Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

--------------------------------------------------------------------------------
                                                  Number         Principal (GBP)

Substituted this period                           23,825      (GBP)2,999,960,846

Substituted to date (since 26 March 2001)        934,984    (GBP)100,329,638,875
--------------------------------------------------------------------------------

CPR Analysis

--------------------------------------------------------------------------------
                                                                    % of CPR

Current Month % of CPR - Removals*                                    43.40%

Previous Month % of CPR - Removals*                                   59.30%

Current Month % of CPR - Non-Removals**                               56.60%

Previous Month % of CPR - Non-Removals**                              40.70%
--------------------------------------------------------------------------------
*     Removals are loans that Northern Rock has repurchased from the Trust
      (e.g. Further Advances and Product Switches)
**    Non-Removals are scheduled repayments, overpayments and redemptions

--------------------------------------------------------------------------------
                                                  Monthly            Annualised

Current Month CPR Rate - Total                      3.37%                33.70%

Previous Month CPR Rate - Total                     5.50%                49.26%
--------------------------------------------------------------------------------

Key pool statistics

--------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                             25.07

Weighted Average Remaining Term (by value) Years                         21.22

Average Loan Size                                                 (GBP)108,357

Weighted Average LTV (by value)                                         76.98%

Weighted Average Indexed LTV (by value)                                 69.94%

Non Verified (by value)                                                 44.03%
--------------------------------------------------------------------------------

Product Breakdown

--------------------------------------------------------------------------------
Fixed Rate (by balance)                                                 58.22%

Together (by balance)                                                   26.19%

Capped (by balance)                                                      0.14%

Variable (by balance)                                                    9.97%

Tracker (by balance)                                                     5.48%

Total                                                                   100.0%
--------------------------------------------------------------------------------

Geographic Analysis

--------------------------------------------------------------------------------
                      Number       % of Total         Value (GBP)     % of Total

East Anglia            8,499            2.16%         935,261,752          2.19%

East Midlands         28,215            7.16%       2,799,964,931          6.56%

Greater London        46,400           11.78%       7,820,484,159         18.33%

North                 35,248            8.95%       2,594,875,438          6.08%

North West            50,170           12.74%       4,532,054,341         10.62%

Scotland              55,487           14.09%       4,310,518,925         10.10%

South East            61,346           15.58%       8,746,995,289         20.50%

South West            27,790            7.06%       3,384,774,975          7.93%

Wales                 15,647            3.97%       1,429,815,524          3.35%

West Midlands         26,756            6.79%       2,765,655,829          6.48%

Yorkshire             38,288            9.72%       3,355,530,221          7.86%

Total                393,846             100%      42,675,931,385           100%
--------------------------------------------------------------------------------

LTV Levels Breakdown

--------------------------------------------------------------------------------
                          Number              Value (GBP)            % of Total

0% < 25%                  16,852              608,696,406                 1.43%

> = 25% < 50%             48,557            3,804,336,509                 8.91%

> = 50% < 55%             14,457            1,419,925,049                 3.33%

> = 55% < 60%             15,836            1,673,752,643                 3.92%

> = 60% < 65%             17,858            2,003,525,736                 4.69%

> = 65% < 70%             21,661            2,463,998,595                 5.77%

> = 70% < 75%             24,981            3,059,372,513                 7.17%

> = 75% < 80%             27,330            3,532,200,698                 8.28%

> = 80% < 85%             43,150            5,557,418,443                13.02%

> = 85% < 90%             47,392            5,943,397,217                13.93%

> = 90% < 95%             78,780            8,490,383,085                19.90%

> = 95% < 100%            35,121            3,935,499,712                 9.22%

> = 100%                   1,871              183,424,779                 0.43%

Total                    393,846           42,675,931,385                100.0%
--------------------------------------------------------------------------------

Repayment Method

--------------------------------------------------------------------------------
                          Number                Value (GBP)          % of Total

Endowment                 16,905              1,472,360,452               3.45%

Interest Only             94,160             14,287,207,974              33.48%

Pension Policy               369                 35,786,443               0.08%

Personal Equity Plan         663                 47,221,065               0.11%

Repayment                281,749             26,833,355,451              62.88%

Total                    393,846             42,675,931,385             100.00%
--------------------------------------------------------------------------------

Employment Status

--------------------------------------------------------------------------------
                          Number                Value (GBP)          % of Total

Full Time                337,090             34,665,196,189              81.23%

Part Time                  5,264                403,636,106               0.95%

Retired                    2,020                115,628,482               0.27%

Self Employed             46,366              7,320,767,606              17.15%

Other                      3,106                170,703,002               0.40%

Total                    393,846             42,675,931,385             100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                         6.84%

Effective Date of Change                                        1 September 2006
--------------------------------------------------------------------------------


Main parties to the structure

Northern Rock plc              Citibank NA                  The Bank of New York

Seller                         Agent bank                   Security trustee
Administrator                  Common depositary            Note trustee
Cash Manager                   Principal paying agent
Basis swap provider            Registrar
Start up loan provider         US Paying Agent
Account bank

Ratings
          Short    Long        Short       Long             Short        Long
          term     term        term        term             term         term
S&P       A1       A+          A1+         AA               A-1+         AA-
Moodys    P-1      A1          P-1         Aa1              P-1          Aa2
Fitch     F1       A+          F1+         AA+              F1+          AA-



--------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

                   Principal
                    Received     Funding           Funding 2              Seller

Month     (GBP)1,403,493,291      (GBP)0    (GBP)673,765,676    (GBP)729,727,615

--------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


---------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                 Receipts
                  Revenue     GIC Interest           sub-total    Administration          Available
                 Received                                                    fee            revenue
Month    (GBP)188,991,719   (GBP)6,746,718    (GBP)195,738,437    (GBP)2,582,588   (GBP)193,155,849

---------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
Trustee Revenue Distribution

                              Funding         Funding 2            Seller

Month                 (GBP)61,315,045  (GBP)106,147,870   (GBP)25,692,934

-------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited( in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 November 2006

Distribution of Issuer Available Revenue Receipts                          Total

Issuer available revenue receipts from Funding2                      146,791,706
Issuer available revenue receipts - Issuers Revenue Ledger             3,194,521
Issuer available reserve fund                                        360,386,338

                                                                     510,372,565

Issuer required revenue receipts                                     146,791,706

3rd party creditors                                                            0
Issuer cash manager                                                            0
Amounts due to the  A notes and A swap providers                     110,646,160
Amounts due to the  B notes and B note swap providers                  3,913,259
Amounts due to the  M notes and M note swap providers                  3,993,195
Amounts due to the  C notes and C note swap providers                  4,177,914
Interest due on start-up loan (from Northern Rock plc)                 1,665,673
Principal due on start-up loan                                        24,578,969
To fund issuer reserve fund                                          351,426,449
To fund funding reserve fund                                           8,959,889
To fund Series 05-1, 06-2 and 06-3  Payment Date                       1,011,057

Excess of available revenue receipts over required receipts           24,578,969



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

      o     an insolvency event occurs in relation to the seller;

      o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

      o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million.

This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

      o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

      o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds
            (GBP)1,000,000,000; or

      o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

      o     the principal balance of mortgages in arrears is greater than 4%

      o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

      o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes         Granite Mortgages 01-1 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference           Pool     Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate      Margin    factor   Maturity

Series 1

A1            US387413 AA59                $0      $0                $0  Aaa/AAA/AAA        N/A   0.12%         0  N/A

A2            US387413 AB33      $175,000,000      $0      $175,000,000  Aaa/AAA/AAA      5.58%   0.21%    0.2381  Jan-08

B             US387413 AC16       $32,000,000      $0       $32,000,000  Aa2/AA+/AA+      5.77%   0.40%  0.640000  Jan-08

C             US387413 AD98       $42,500,000      $0       $42,500,000  Baa1/A-/A-       6.77%   1.40%   0.62963  Jan-08

Series 2

A             XS0126890390   (GBP)350,000,000  (GBP)0  (GBP)350,000,000  Aaa/AAA/AAA      5.38%   0.24%   1.00000  Jan-08

B             XS0126890473    (GBP)10,000,000  (GBP)0   (GBP)10,000,000  Aa1/AA+/AA+      5.54%   0.40%   1.00000  Jan-08

C             XS0126890556    (GBP)15,000,000  (GBP)0   (GBP)15,000,000  A3/A-/A-         6.54%   1.40%   1.00000  Jan-08
--------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of
                                                                    Notes
                                                                    Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)31,981,041        5.85%

Class C Notes ((GBP) Equivalent)                   (GBP)44,193,571        8.09%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement    (GBP)20,000,000        0.15%

Balance Brought Forward                            (GBP)20,000,000        0.15%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)2,083,966        0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)2,083,966       -0.02%

Current Balance                                    (GBP)20,000,000        0.15%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753        1.13%

Excess spread this period                          (GBP)27,855,307        0.21%

Repayment of start up loan interest               -(GBP)37,670,027       -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032        1.05%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------


Notes         Granite Mortgages 01-2 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference           Pool     Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate      Margin    factor   Maturity

Series 1

A             US38741PAA66                 $0      $0                $0  Aaa/AAA/AAA      5.60%   0.23%         0  Oct-06

B             US38741PAB40                 $0      $0                $0  Aa1/AA+/AA+      5.77%   0.40%         0  Oct-06

C             US38741PAC23                 $0      $0                $0  Baa1/A-/A-       6.75%  1.375%         0  Oct-06


Series 2

A             XS0134454510             (GBP)0  (GBP)0            (GBP)0  Aaa/AAA/AAA      5.39%   0.25%   0.00000  Oct-06

B             XS0134454866             (GBP)0  (GBP)0            (GBP)0  Aa1/AA+/AA+      5.56%   0.42%   0.00000  Oct-06

C             XS0134455590             (GBP)0  (GBP)0            (GBP)0  Baa1/A-/A-       6.54%   1.40%   0.00000  Oct-06

D             XS0134456218             (GBP)0  (GBP)0            (GBP)0  Baa3/BB+/BBB+    9.74%   4.60%  0.000000  Oct-06
---------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                   % of
                                                                   Notes
                                                                   Outstanding

Class B Notes ((GBP) Equivalent)                           (GBP)0        0.00%

Class C Notes ((GBP) Equivalent)                           (GBP)0        0.00%

Class D Notes                                              (GBP)0        0.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement   (GBP)20,000,000        0.15%

Balance Brought Forward                           (GBP)20,000,000        0.15%

Drawings this Period                                       (GBP)0        0.00%

Excess Spread this Period                          (GBP)2,214,762        0.02%

Funding Reserve Fund Top-up this Period*          -(GBP)2,214,762       -0.02%

Pay Down of Reserve Fund                          (GBP)20,000,000       -0.15%

Current Balance                                            (GBP)0        0.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           GBP)147,990,753        1.13%

Excess spread this period                         (GBP)27,855,307        0.21%

Repayment of start up loan interest               (GBP)37,670,027       -0.29%

Funding reserve Balance carried forward           GBP)138,176,032        1.05%

Funding Reserve %                                            1.0%           NA
--------------------------------------------------------------------------------


Notes         Granite Mortgages 02-1 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741NAA19                 $0      $0                $0  Aaa/AAA/AAA        N/A   0.10%  0.000000  N/A

A2            US38741NAB91       $182,700,000      $0      $182,700,000  Aaa/AAA/AAA      5.53%   0.16%   0.14336  Apr 07

B             US38741NAD57        $58,000,000      $0       $58,000,000  Aa2/AA+/AA+      5.70%   0.33%  0.832140  Apr 07

C             US38741NAC64        $80,200,000      $0       $80,200,000  Baa1/A-/BBB+     6.67%   1.30%  0.831090  Apr 07

Series 2

A             XS0144804712   (GBP)460,000,000  (GBP)0  (GBP)460,000,000  Aaa/AAA/AAA      5.34%   0.20%  1.000000  Apr 07

B             XS0144805958    (GBP)16,200,000  (GBP)0   (GBP)16,200,000  Aa1/AA+/AA+      5.49%   0.35%  1.000000  Apr 07

C             XS0144806253    (GBP)22,500,000  (GBP)0   (GBP)22,500,000  Baa1/A-/BBB+     6.44%   1.30%  1.000000  Apr 07

D             XS0144806501             (GBP)0  (GBP)0            (GBP)0  Baa3/BB+/BBB     9.64%   4.50%  0.000000  Oct 06

Series 3

                                                                                                  Fixed
                                                                                                     to
A             XS0144807657   (EUR)600,000,000  (EUR)0  (EUR)600,000,000  Aaa/AAA/AAA      5.15%   04/07  1.000000  Apr 07

B             XS0144807491    (EUR)21,100,000  (EUR)0   (EUR)21,100,000  Aa1/AA+/AA+      3.86%   0.35%  1.000000  Apr 07

C             XS0144807814    (EUR)29,300,000  (EUR)0   (EUR)29,300,000  Baa1/A-/BBB+     4.81%   1.30%  1.000000  Apr 07
---------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                     % of
                                                                     Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)70,353,007         6.23%

Class C Notes ((GBP) Equivalent)                   (GBP)97,457,427         8.63%

Class D Notes                                               (GBP)0         0.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement    (GBP)34,372,240         0.26%

Balance Brought Forward                            (GBP)34,372,240         0.26%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Perod                            (GBP)3,362,546         0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)3,362,546        -0.03%

Current Balance                                    (GBP)34,372,240         0.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753         1.13%

Excess spread this period                          (GBP)27,855,307         0.21%

Repayment of start up loan interest               -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------


Notes         Granite Mortgages 02-2 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741RAA23                 $0      $0                $0  Aaa/AAA/AAA        N/A   0.11%  0.000000  N/A

A2            US38741RAB06       $370,000,000      $0      $370,000,000  Aaa/AAA/AAA      5.55%   0.18%  0.321740  Jan 08

B             US38741RAC88        $60,000,000      $0       $60,000,000  Aa2/AA+/AA+      5.74%   0.37%  1.000000  Jan 08

C             US38741RAD61        $88,000,000      $0       $88,000,000  Baa1/A-/A-       6.62%   1.25%  1.000000  Jan 08

Series 2

A             XS0153568638   (EUR)355,000,000  (EUR)0  (EUR)355,000,000  Aaa/AAA/AAA      3.70%   0.19%  0.322730  Jan 08

B             XS0153568984    (EUR)41,000,000  (EUR)0   (EUR)41,000,000  Aa2/AA+/AA+      3.88%   0.37%  1.000000  Jan 08

C             XS0153569289    (EUR)53,000,000  (EUR)0   (EUR)53,000,000  Baa1/A-/A-       4.76%   1.25%  1.000000  Jan 08

Series 3

A             XS0153569792   (GBP)665,000,000  (GBP)0  (GBP)665,000,000  Aaa/AAA/AAA      5.33%   0.19%  1.000000  Jan 08

B             XS0153569875    (GBP)25,000,000  (GBP)0   (GBP)25,000,000  Aa1/AA+/AA+      5.51%   0.37%  1.000000  Jan 08

C             XS0153569958    (GBP)33,000,000  (GBP)0   (GBP)33,000,000  A3/A-/A-         6.39%   1.25%  1.000000  Jan 08
---------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                     % of
                                                                     Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)90,075,689         6.70%

Class C Notes ((GBP) Equivalent)                  (GBP)123,900,819         9.21%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement    (GBP)39,000,000         0.30%

Balance Brought Forward                            (GBP)39,000,000         0.30%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)5,257,592         0.04%

Funding Reserve Fund Top-up this Period*           -(GBP)5,257,592        -0.04%

Current Balance                                    (GBP)39,000,000         0.30%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753         1.13%

Excess spread this period                          (GBP)27,855,307         0.21%

Repayment of start up loan interest               -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------


Notes         Granite Mortgages 03-1 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741TAA88                 $0                        $0  P-1/A-1+/F1+       N/A  -0.01%  0.000000  N/A

A2            US38741TAB61       $321,681,335      $0      $321,681,335  Aaa/AAA/AAA      5.56%   0.19%    0.2626  Apr 08

A3**          US38741TAC45        $78,779,103      $0       $78,779,103  Aaa/AAA/AAA        N/A   0.40%    0.2626  Apr 08

B             US38741TAD28        $42,000,000      $0       $42,000,000  Aa2/AA+/AA+      5.80%   0.43%  1.000000  Apr 08

C             US38741TAE01        $56,000,000      $0       $56,000,000  Baa2/A-/A-       6.82%   1.45%  1.000000  Apr 08

Series 2

A             XS0160702113   (EUR)900,000,000  (EUR)0  (EUR)900,000,000  Aaa/AAA/AAA      3.75%   0.24%  1.000000  Apr 08

B             XS0160702204    (EUR)62,000,000  (EUR)0   (EUR)62,000,000  Aa2/AA+/AA+      3.94%   0.43%  1.000000  Apr 08

C             XS0160702386    (EUR)94,500,000  (EUR)0   (EUR)94,500,000  Baa2/A-/A-       4.96%   1.45%  1.000000  Apr 08

Series 3

A             XS0160703434   (GBP)665,000,000  (GBP)0  (GBP)665,000,000  Aaa/AAA/AAA      5.38%   0.24%  1.000000  Apr 08

B             XS0160703608    (GBP)31,000,000  (GBP)0   (GBP)31,000,000  Aa2/AA+/AA+      5.57%   0.43%  1.000000  Apr 08

C             XS0160703780    (GBP)41,000,000  (GBP)0   (GBP)41,000,000  Baa2/A-/A-       6.59%   1.45%  1.000000  Apr 08
--------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

--------------------------------------------------------------------------------
                                                                     % of
                                                                     Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)97,837,647         5.62%

Class C Notes ((GBP) Equivalent)                  (GBP)137,914,263         7.92%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement    (GBP)45,000,000         0.34%

Balance Brought Forward                            (GBP)45,000,000         0.34%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)6,203,825         0.05%

Funding Reserve Fund Top-up this Period*           -(GBP)6,203,825        -0.05%

Current Balance                                    (GBP)45,000,000         0.34%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753         1.13%

Excess spread this period                          (GBP)27,855,307         0.21%

Repayment of start up loan interest               -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------


Notes         Granite Mortgages 03-2 plc

-------------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference            Pool        Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate        Margin   factor      Maturity

Series 1

A1            US38741QAA40                 $0      $0                $0  Aaa/AAA/AAA        N/A    0.08%    0.000000   N/A

A2            US38741QAB23       $229,886,385      $0      $229,886,385  Aaa/AAA/AAA      5.53%    0.16%    0.228515   Jul 07

A3            US38741QAC06       $500,000,000      $0      $500,000,000  Aaa/AAA/AAA      5.62%    0.25%    1.000000   Jul 10

B             US38741QAD88        $76,500,000      $0       $76,500,000  Aa1/AA+/AA+      5.86%    0.49%    1.000000   Jul 10

C             US38741QAE61        $10,500,000      $0       $10,500,000  Baa1/A-/A-       6.92%    1.55%    1.000000   Jul 10

Series 2

A             XS0168665718   (EUR)300,000,000  (EUR)0  (EUR)300,000,000  Aaa/AAA/AAA      3.76%    0.25%    0.600000   Jul 10

B             XS0168666013    (EUR)72,900,000  (EUR)0   (EUR)72,900,000  Aa1/AA+/AA+      4.00%    0.49%    0.145800   Jul 10

M             XS0168771748    (EUR)52,300,000  (EUR)0   (EUR)52,300,000  Aa3/A+/AA        4.26%    0.75%    0.104600   Jul 10

                                                                                                   Fixed
                                                                                                   until
C1            XS0168666104    (EUR)16,000,000  (EUR)0   (EUR)16,000,000  Baa1/A-/A-       5.20%    07/10    0.032000   Jul 10

C2            XS0168666443    (EUR)65,500,000  (EUR)0   (EUR)65,500,000  Baa1/A-/A-       5.06%    1.55%    0.131000   Jul 10

Series 3

                                                                                                   Fixed
                                                                                                   until
A             XS0168666526   (GBP)352,280,000  (GBP)0  (GBP)352,280,000  Aaa/AAA/AAA     4.625%    07/10   11.363871   Jul 10

C             XS0168666872    (GBP)15,000,000  (GBP)0   (GBP)15,000,000  Baa1/A-/A-       6.69%    1.55%    0.365854   Jul 10
------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                     % of
                                                                     Notes
                                                                     Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)137,050,418        11.08%

Class C Notes ((GBP) Equivalent)                   (GBP)79,770,315         6.45%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement    (GBP)35,000,000         0.27%

Balance Brought Forward                            (GBP)35,000,000         0.27%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)4,494,197         0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,494,197        -0.03%

Current Balance                                    (GBP)35,000,000         0.27%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753         1.13%

Excess spread this period                          (GBP)27,855,307         0.21%

Repayment of start up loan interest               -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.


All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes         Granite Mortgages 03-3 plc


---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741UAA51                 $0      $0                $0   Aaa/AAA/AAA       N/A   0.08%  0.000000  N/A

A2            US38741UAB35                 $0      $0                $0   Aaa/AAA/AAA     5.49%   0.12%         0  Apr 06

A3            US38741UAC18       $384,708,698      $0      $384,708,698   Aaa/AAA/AAA     5.57%   0.20%  0.769417  Jan 09

B             US38741UAD90        $72,000,000      $0       $72,000,000   Aa1/AA+/AA+     5.82%   0.45%  1.000000  Jan 09

M             US38741UAE73        $27,000,000      $0       $27,000,000   Aa3/A+/AA       6.07%   0.70%  1.000000  Jan 09

C             US38741UAF49        $50,000,000      $0       $50,000,000   Baa1/A-/BBB+    6.82%   1.45%  1.000000  Jan 09

Series 2

A             XS0176409927   (EUR)492,427,136  (EUR)0  (GBP)492,427,136   Aaa/AAA/AAA     5.33%   0.19%  0.769417  Jan 09

B             XS0176410180    (EUR)23,000,000  (EUR)0   (GBP)23,000,000   Aa1/AA+/AA+     5.59%   0.45%  1.000000  Jan 09

M             XS0176410347     (EUR)7,500,000  (EUR)0    (GBP)7,500,000   Aa3/A+/AA       5.84%   0.70%  1.000000  Jan 09

C             XS0176410420    (EUR)55,000,000  (EUR)0   (GBP)55,000,000   Baa1/A-/BBB+    6.59%   1.45%  1.000000  Jan 09

Series 3

A             XS0176410693   (GBP)340,000,000  (GBP)0  (GBP)340,000,000   Aaa/AAA/AAA     3.70%   0.19%  1.000000  Jan 09

B             XS0176410776    (GBP)28,500,000  (GBP)0   (GBP)28,500,000   Aa1/AA+/AA+     3.96%   0.45%  1.000000  Jan 09

M             XS0176410859    (GBP)11,500,000  (GBP)0   (GBP)11,500,000   Aa3/A+/AA       4.21%   0.70%  1.000000  Jan 09

C             XS0176411071     (GBP)7,500,000  (GBP)0    (GBP)7,500,000   Baa1/A-/BBB+    4.96%   1.45%  1.000000  Jan 09
--------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of
                                                                    Notes
                                                                    Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)122,676,688       10.93%

Class C Notes ((GBP) Equivalent)                   (GBP)76,908,644        6.85%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement    (GBP)33,400,000        0.25%

Balance Brought Forward                            (GBP)33,400,000        0.25%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)4,238,417        0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,238,417       -0.03%

Current Balance                                    (GBP)33,400,000        0.25%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753        1.13%

Excess spread this period                          (GBP)27,855,307        0.21%

Repayment of start up loan interest               -(GBP)37,670,027       -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032        1.05%

Funding Reserve %                                         1.0%               NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes         Granite Mortgages 04-1 plc

---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741VAA35                 $0      $0                $0  P-1/A-1+/F1+       N/A  -0.04%  0.000000  N/A

A2            US38741VAB18                 $0      $0                $0  Aaa/AAA/AAA      5.46%   0.07%  0.000000  Mar 06

B             US38741VAC90                 $0      $0                $0  Aa2/AA+/AA+      5.60%   0.21%  0.000000  Jun 06

M             US38741VAE56                 $0      $0                $0  Aa3/A+/AA        5.80%   0.41%  0.000000  Jun 06

C             US38741VAD73                 $0      $0                $0  A2/A-/BBB+       6.29%   0.90%  0.000000  Jun 06

Series 2

A1            US38741VAF22     $1,113,000,000      $0    $1,113,000,000  Aaa/AAA/AAA      5.55%   0.16%  0.939241  Mar 09

A2            XS0184562816   (EUR)860,000,000  (EUR)0  (EUR)860,000,000  Aaa/AAA/AAA      3.50%   0.16%  0.955556  Mar 09

B             XS0184563111    (EUR)91,000,000  (EUR)0   (EUR)91,000,000  Aa2/AA+/AA+      3.68%   0.34%  1.000000  Mar 09

M             XS0184563541    (EUR)45,000,000  (EUR)0   (EUR)45,000,000  A1/A+/AA         3.91%   0.57%  1.000000  Mar 09

C             XS0184563897    (EUR)60,000,000  (EUR)0   (EUR)60,000,000  Baa1/A-/BBB+     4.41%   1.07%  1.000000  Mar 09

Series 3

A             XS0184565249   (GBP)573,000,000  (GBP)0  (GBP)573,000,000  Aaa/AAA/AAA      5.21%   0.16%  0.955000  Mar 09

B             XS0184566130    (GBP)23,000,000  (GBP)0   (GBP)23,000,000  Aa2/AA+/AA+      5.39%   0.34%  1.000000  Mar 09

M             XS0184566569    (GBP)10,000,000  (GBP)0   (GBP)10,000,000  A1/A+/AA         5.62%   0.57%  1.000000  Mar 09

C             XS0184567534    (GBP)20,000,000  (GBP)0   (GBP)20,000,000  Baa1/A-/BBB+     6.12%   1.07%  1.000000  Mar 09
--------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                     % of
                                                                     Notes
                                                                     Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)126,793,104         6.47%

Class C Notes ((GBP) Equivalent)                   (GBP)61,379,310         3.13%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement    (GBP)60,000,000         0.46%

Balance Brought Forward                            (GBP)60,000,000         0.46%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)4,273,418         0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,273,418        -0.03%

Current Balance                                    (GBP)60,000,000         0.46%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753         1.13%

Excess spread this period                          (GBP)27,855,307         0.21%

Repayment of start up loan interest               -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes         Granite Mortgages 04-2 plc

-------------------------------------------------------------------------------------------------------------------------------
                                                                            Rating
                                      Brought                               Moodys/      Reference          Pool      Expected
              ISIN                    forward   Repaid       Outstanding    S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741WAA18                   $0      $0                  $0  Aaa/AAA/AAA        N/A   0.04%  0.000000  N/A

A2            US38741WAB90                   $0      $0                  $0  Aaa/AAA/AAA      5.46%   0.07%  0.000000  Sep 06

B             US38741WAC73                   $0      $0                  $0  Aa2/AA+/AA       5.56%   0.17%  0.000000  Sep 06

M             US38741WAD56                   $0      $0                  $0  A1/A+/A          5.67%   0.28%  0.000000  Sep 06

C             US38741WAE30                   $0      $0                  $0  A3/A-/BBB+       6.09%   0.70%  0.000000  Sep 06

Series 2

A1            XS0193212825   (EUR)1,330,307,903  (EUR)0  (EUR)1,330,307,903  Aaa/AAA/AAA      3.48%   0.14%  0.992767  Dec 10

A2            XS0193213807     (GBP)241,682,314  (GBP)0    (GBP)241,682,314  Aaa/AAA/AAA      5.19%   0.14%  0.990501  Dec 10

B             XS0193215414      (EUR)91,267,291  (EUR)0     (EUR)91,267,291  Aa3/AA+/AA       3.61%   0.27%  0.992036  Dec 10

M             XS0193216578      (EUR)53,062,379  (EUR)0     (EUR)53,062,379  A2/A+/A          3.74%   0.40%  0.991820  Dec 10

C             XS0193217030      (EUR)88,083,548  (EUR)0     (EUR)88,083,548  Baa2/A-/BBB+     4.14%   0.80%  0.989703  Dec 10

Series 3

A             XS0193218350     (GBP)752,100,000  (GBP)0    (GBP)752,100,000  Aaa/AAA/AAA      5.21%   0.16%  1.000000  Jun 11

B             XS0193218863      (GBP)38,900,000  (GBP)0     (GBP)38,900,000  Aa2/AA+/AA       5.37%   0.32%  1.000000  Jun 11

M             XS0193219754      (GBP)26,500,000  (GBP)0     (GBP)26,500,000  A1/A+/A          5.52%   0.47%  1.000000  Jun 11

C             XS0193220927      (GBP)48,500,000  (GBP)0     (GBP)48,500,000  Baa1/A-/BBB+     5.90%   0.85%  1.000000  Jun 11
-------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of
                                                                    Notes
                                                                    Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)163,583,447        7.54%

Class C Notes ((GBP) Equivalent)                  (GBP)108,420,781        4.99%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement    (GBP)44,900,000        0.34%

Balance Brought Forward                            (GBP)44,900,000        0.34%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)4,476,911        0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,476,911       -0.03%

Current Balance                                    (GBP)44,900,000        0.34%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753        1.13%

Excess spread this period                          (GBP)27,855,307        0.21%

Repayment of start up loan interest               -(GBP)37,670,027       -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032        1.05%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes         Granite Mortgages 04-3 plc

----------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

Series 1

A1            US38741SAA06                 $0      $0                $0  Aaa/AAA/AAA        N/A    0.06%  0.000000  N/A

A2            XS0201482766             (EUR)0  (EUR)0            (EUR)0  Aaa/AAA/AAA      3.41%    0.07%  0.000000  Dec 05

A3            US38741SAB88       $363,253,416      $0      $363,253,416  Aaa/AAA/AAA      5.49%    0.10%  0.291045  Mar 07

B             US38741SAC61        $17,229,871      $0       $17,229,871  Aa3/AA+/AA       5.55%    0.16%  0.291045  Mar 07

M             US38741SAD45         $9,138,817      $0        $9,138,817  A2/A+/A          5.66%    0.27%  0.291045  Mar 07

C             US38741SAE28        $18,248,529      $0       $18,248,529  Baa2/A-/BBB+     5.98%    0.59%  0.291045  Mar 07

Series 2

A1            US38741SAF92       $713,700,000      $0      $713,700,000  Aaa/AAA/AAA      5.53%    0.14%  1.000000  Mar 10

A2            XS0201483228   (EUR)800,150,000  (EUR)0  (EUR)800,150,000  Aaa/AAA/AAA      3.48%    0.14%  1.000000  Mar 10

B             XS0201483657    (EUR)74,400,000  (EUR)0   (EUR)74,400,000  Aa1/AA+/AA       3.62%    0.28%  0.092983  Mar 10

M             XS0201484036    (EUR)57,900,000  (EUR)0   (EUR)57,900,000  Aa3/A+/A         3.71%    0.37%  1.000000  Mar 10

C             XS0201485355   (EUR)139,050,000  (EUR)0  (EUR)139,050,000  Baa2/A-/BBB+     4.14%    0.80%  1.000000  Mar 10

Series 3

A1            XS0201486320   (GBP)411,250,000  (GBP)0  (GBP)411,250,000  Aaa/AAA/AAA      5.23%    0.18%  2.957569  Sept 11

                                                                                                   Fixed
                                                                                                   until
A2            XS0201565628   (GBP)600,000,000  (GBP)0  (GBP)600,000,000  Aaa/AAA/AAA     5.515%  09/2011  4.314995  Sept 11

B             XS0201486833    (GBP)54,350,000  (GBP)0   (GBP)54,350,000  Aa1/AA+/AA       5.40%    0.35%  0.390867  Sept 11

M             XS0201487211    (GBP)42,250,000  (GBP)0   (GBP)42,250,000  Aa3/A+/A         5.50%    0.45%  0.303848  Sept 11

C             XS0201487567    (GBP)99,450,000  (GBP)0   (GBP)99,450,000  Baa1/A-/BBB+     5.93%    0.88%  0.715210  Sept 11
----------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                    % of
                                                                    Notes
                                                                    Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)201,589,065        7.86%

Class C Notes ((GBP) Equivalent)                  (GBP)204,525,327        7.98%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement    (GBP)48,000,000        0.37%

Balance Brought Forward                            (GBP)48,000,000        0.37%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)5,100,160        0.04%

Funding Reserve Fund Top-up this Period*               (5,100,160)       -0.04%

Current Balance                                    (GBP)48,000,000        0.37%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753        1.13%

Excess spread this period                          (GBP)27,855,307        0.21%

Repayment of start up loan interest               -(GBP)37,670,027       -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032        1.05%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment ate falling in June 2008 and any payment date thereafter if the New Basel Capital Accord as been implemented in the United Kingdom.


Notes         Granite Master Issuer plc - Series 2005-1

-------------------------------------------------------------------------------------------------------------------------------
                                                                             Rating
                                        Brought                              Moodys/       Reference         Pool      Expected
              ISIN                      forward  Repaid         Outstanding  S&P/Fitch     Rate      Margin  factor    Maturity

A1            US38741YAA73                   $0      $0                  $0  Aaa/AAA/AAA     5.360%   0.04%  0.000000  Sept 06

A2            XS0210928866               (EUR)0  (EUR)0              (EUR)0  Aaa/AAA/AAA      3.38%   0.04%  0.000000  Sept 06

A3            US38741YAB56       $1,100,000,000      $0      $1,100,000,000  Aaa/AAA/AAA      5.47%   0.08%  1.000000  Dec 07

A4            US38741YAC30       $1,100,000,000      $0      $1,100,000,000  Aaa/AAA/AAA      5.49%   0.10%  1.000000  Mar 10

A5            XS0210929161   (EUR)1,500,000,000  (EUR)0  (EUR)1,500,000,000  Aaa/AAA/AAA      3.43%   0.09%  1.000000  Mar 10

A6            XS0210925847     (GBP)750,000,000  (GBP)0    (GBP)750,000,000  Aaa/AAA/AAA      5.17%   0.12%  1.000000  Mar 10

B1            US38741YAD13          $60,500,000      $0         $60,500,000  Aa3/AA/AA        5.52%   0.13%  1.000000  Dec 06

B2            XS0210929591     (EUR) 80,000,000  (EUR)0    (EUR) 80,000,000  Aa3/AA/AA        3.53%   0.19%  1.000000  Mar 10

B3            XS0210925920      (GBP)55,000,000  (GBP)0     (GBP)55,000,000  Aa3/AA/AA        5.24%   0.19%  1.000000  Mar 10

M1            US38741YAE95          $65,000,000      $0         $65,000,000  A2/A/A           5.62%   0.23%  1.000000  Dec 06

M2            XS0210929757     (EUR) 79,000,000  (EUR)0     (EUR)79,000,000  A2/A/A           3.62%   0.28%  1.000000  Mar 10

M3            XS0210926225      (GBP)55,000,000  (GBP)0     (GBP)55,000,000  A2/A/A           5.33%   0.28%  1.000000  Mar 10

C2            XS0210929914    (EUR) 139,000,000  (EUR)0    (EUR)139,000,000  Baa2/BBB/BBB    3.900%   0.56%  1.000000  Mar 10

C3            XS0210926571      (GBP)60,000,000  (GBP)0     (GBP)60,000,000  Baa2/BBB/BBB     5.61%   0.56%  1.000000  Mar 10
-------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New
Basel Capital Accord has been implemented in the United Kingdom.


Notes         Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating
                                     Brought                                     Moodys/       Reference          Pool      Expected
             ISIN                    forward           Repaid       Outstanding  S&P/Fitch     Rate       Margin  factor    Maturity

A1           US38741YAF60       $231,991,500     $129,516,621      $102,474,879  Aaa/AAA/AAA       5.36%   0.04%  0.105102  Feb 07

A2           XS0220176084    (GBP)47,588,000  (GBP)26,567,512   (GBP)21,020,488  Aaa/AAA/AAA       5.28%   0.05%  0.105102  Feb 07

A3           XS0220174469   (EUR)157,040,400  (EUR)87,672,790   (EUR)69,367,610  Aaa/AAA/AAA       3.65%   0.05%  0.105102  Feb 07

A4           US38741YAG44       $800,000,000               $0      $800,000,000  Aaa/AAA/AAA       5.46%   0.08%  1.000000  Feb 08

A5           XS0220174543   (EUR)800,000,000           (EUR)0  (EUR)800,000,000  Aaa/AAA/AAA       3.74%   0.14%  1.000000  May 10

A6           US38741YAH27     $1,250,000,000               $0    $1,250,000,000  Aaa/AAA/AAA       5.51%   0.13%  1.000000  May 10

A7           XS0220172257   (GBP)530,200,000           (GBP)0  (GBP)530,200,000  Aaa/AAA/AAA       5.39%   0.16%  1.000000  May 10

A8           XS0220486277   (GBP)250,000,000           (GBP)0  (GBP)250,000,000  Aaa/AAA/AAA       5.39%   0.16%  1.000000  May 10

B1           US38741YAJ82        $90,000,000               $0       $90,000,000  Aa3/AA/AA         5.52%   0.14%  1.000000  May 07

B2           XS0220173909    (EUR)62,000,000           (EUR)0   (EUR)62,000,000  Aa3/AA/AA         3.80%   0.20%  1.000000  May 10

B3           XS0220175862    (GBP)35,100,000           (GBP)0   (GBP)35,100,000  Aa3/AA/AA         5.43%   0.20%  1.000000  May 10

M1           US38741YAK55        $95,000,000               $0       $95,000,000  A2/A/A            5.62%   0.24%  1.000000  May 07

M2           XS0220172927    (EUR)70,000,000           (EUR)0   (EUR)70,000,000  A2/A/A            3.90%   0.30%  1.000000  May 10

M3           XS0220174972    (GBP)28,100,000           (GBP)0   (GBP)28,100,000  A2/A/A          5.5450%   0.32%  1.000000  May 10

C1           US38741YAL39        $90,000,000               $0       $90,000,000  Baa2/BBB/BBB      5.88%   0.50%  1.000000  May 08

C2           XS0220173651   (EUR)131,700,000           (EUR)0  (EUR)131,700,000  Baa2/BBB/BBB      4.15%   0.55%  1.000000  May 10
------------------------------------------------------------------------------------------------------------------------------------


Notes         Granite Master Issuer plc - Series 2005-3
---------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                      Brought                            Moodys/      Reference          Pool      Expected
              ISIN                    forward  Repaid       Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

A1            US38741YAM12     $1,000,000,000      $0    $1,000,000,000  Aaa/AAA/AAA      5.28%  -0.04%  1.000000  Aug 10

---------------------------------------------------------------------------------------------------------------------------



Notes         Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                    Brought                                       Moodys/      Reference          Pool      Expected
          ISIN                      forward           Repaid         Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

A1        US38741YAN94         $495,730,676     $199,218,786        $296,511,890  Aaa/AAA/AAA      5.35%   0.03%  0.223563  May 07

A2        XS0229614036     (EUR)209,124,115  (EUR)84,040,497    (EUR)125,083,618  Aaa/AAA/AAA     3.638%   0.04%  0.223563  May 07

A3        US38741YAP43         $996,600,000               $0        $996,600,000  Aaa/AAA/AAA      5.45%   0.07%  1.000000  Aug 08

A5        XS0229614200   (EUR)1,357,300,000           (EUR)0  (EUR)1,357,300,000  Aaa/AAA/AAA      3.70%   0.10%  1.000000  Aug 10

A6        XS0229614465     (GBP)815,400,000           (GBP)0    (GBP)815,400,000  Aaa/AAA/AAA      5.35%   0.12%  1.000000  Aug 12

B1        US38741YAR09          $72,500,000               $0         $72,500,000  Aa3/AA/AA        5.50%   0.12%  1.000000  Aug 07

B2        US38741YAS81          $38,500,000               $0         $38,500,000  Aa3/AA/AA        5.56%   0.18%  1.000000  Nov 08

B3        XS0229614549      (GBP)19,000,000           (GBP)0     (GBP)19,000,000  Aa3/AA/AA        5.41%   0.18%  1.000000  Aug 10

B4        XS0229614895      (EUR)56,900,000           (EUR)0     (EUR)56,900,000  Aa3/AA/AA        3.78%   0.18%  1.000000  Aug 10

M1        US38741YAT64          $64,700,000               $0         $64,700,000  A2/A/A           5.60%   0.22%  1.000000  Aug 07

M2        US38741YAU38          $36,300,000               $0         $36,300,000  A2/A/A           5.66%   0.28%  1.000000  Nov 08

M3        XS0229614978      (GBP)30,000,000           (GBP)0     (GBP)30,000,000  A2/A/A           5.51%   0.28%  1.000000  Aug 10

M4        XS0229615272      (EUR)51,000,000           (EUR)0     (EUR)51,000,000  A2/A/A           3.88%   0.28%  1.000000  Aug 10

C1        US38741YAV11          $80,400,000               $0         $80,400,000  Baa2/BBB/BBB     5.81%   0.43%  1.000000  Aug 07

C2        US38741YAW93          $44,600,000               $0         $44,600,000  Baa2/BBB/BBB     5.93%   0.55%  1.000000  Nov 08

C3        XS0229615439      (GBP)10,000,000           (GBP)0     (GBP)10,000,000  Baa2/BBB/BBB     5.78%   0.55%  1.000000  Aug 10

C4        XS0229615603      (EUR)76,100,000           (EUR)0     (EUR)76,100,000  Baa2/BBB/BBB     4.15%   0.55%  1.000000  Aug 10
------------------------------------------------------------------------------------------------------------------------------------


Notes         Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Rating
    ISIN         ISIN                    Brought                                      Moodys/     Reference        Pool     Expected
    Reg S        144A                    forward           Repaid        Outstanding  S&P/Fitch   Rate      Margin factor   Maturity

A1  USG4144BE89  US38741YBG35       $776,100,000               $0       $776,100,000  Aaa/AAA/AAA    5.29% -0.03%  1.000000 Nov 09

A2  XS0240602176 XS0240670413   (EUR)550,960,389 (EUR)133,249,813   (EUR)417,710,576  Aaa/AAA/AAA    3.64%  0.04%  0.479301 Nov 07

A3  XS0240602507 XS0240670504   (GBP)126,439,561  (GBP)30,579,417    (GBP)95,860,144  Aaa/AAA/AAA    5.27%  0.04%  0.479301 Nov 07

A4  USG41441BF54 US38741YBH18       $711,222,533     $172,009,224       $539,213,309  Aaa/AAA/AAA    5.36%  0.04%  0.479301 Nov 07

A5  USG41441BG38 US38741YBJ73     $1,552,200,000               $0     $1,552,200,000  Aaa/AAA/AAA    5.45%  0.07%  1.000000 Nov 09

A6  XS0240602929 XS0240670686 (EUR)1,900,000,000           (EUR)0 (EUR)1,900,000,000  Aaa/AAA/AAA    3.70%  0.10%  1.000000 Feb 11

A7  XS0240603067 XS0240670843   (GBP)400,000,000           (GBP)0   (GBP)400,000,000  Aaa/AAA/AAA    5.35%  0.12%  1.000000 Feb 13

A8  XS024063653  XS0240671148   (GBP)950,000,000           (GBP)0   (GBP)950,000,000  Aaa/AAA/AAA    5.35%  0.12%  1.000000 Feb 13

B1  USG41441BH11 US38741YBK47        $91,200,000               $0        $91,200,000  Aa3/AA/AA      5.51%  0.13%  1.000000 Nov 07

B2  USG41441BJ76 US38741YBL20        $84,100,000               $0        $84,100,000  Aa3/AA/AA      5.55%  0.17%  1.000000 Aug 10

B3  XS0240606169 XS0240671494    (GBP)25,000,000           (GBP)0    (GBP)25,000,000  Aa3/AA/AA      5.41%  0.18%  1.000000 Feb 11

B4  XS0240606755 XS0240671650    (EUR)94,500,000           (EUR)0    (EUR)94,500,000  Aa3/AA/AA      3.78%  0.18%  1.000000 Feb 11

M1  USG41441BK40 US38741YBM03        $81,400,000               $0        $81,400,000  A2/A/A         5.61%  0.23%  1.000000 Nov 07

M2  USG41441BL23 US38741YBN85        $79,200,000               $0        $79,200,000  A2/A/A         5.67%  0.29%  1.000000 May 10

M3  XS0240607480 XS0240671734    (GBP)33,500,000           (GBP)0    (GBP)33,500,000  A2/A/A         5.53%  0.30%  1.000000 Feb 11

M4  XS0240607720 XS0240671817    (EUR)97,700,000           (EUR)0    (EUR)97,700,000  A2/A/A         3.90%  0.30%  1.000000 Feb 11

C2  USG41441BM06 US38741YBP34       $132,400,000               $0       $132,400,000  Baa2/BBB/BBB   5.98%  0.60%  1.000000 May 10

C3  XS0240608371 XS0240671908    (GBP)44,200,000           (GBP)0    (GBP)44,200,000  Baa2/BBB/BBB   5.83%  0.60%  1.000000 Feb 11

C4  XS0240608702 XS0240672039   (EUR)129,000,000           (EUR)0   (EUR)129,000,000  Baa2/BBB/BBB   4.20%  0.60%  1.000000 Feb 11
------------------------------------------------------------------------------------------------------------------------------------


Notes         Granite Master Issuer plc - Series 2006-2

-------------------------------------------------------------------------------------------------------------------------------
                                                                             Rating
                                        Brought                              Moodys/      Reference          Pool      Expected
              ISIN                      forward  Repaid         Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

A1            US38741YBQ17         $584,358,019      $0        $584,358,019  Aaa/AAA/AAA      5.33%   0.01%  0.721430  Jan 08

A2            XS0252419832     (EUR)216,428,896  (EUR)0    (EUR)216,428,896  Aaa/AAA/AAA     3.541%   0.03%  0.721430  Jan 08

A3            XS0252425995      (GBP)50,500,076  (GBP)0     (GBP)50,500,076  Aaa/AAA/AAA      5.17%   0.03%  0.721430  Jan 08

A4            US38741YBR99       $1,275,000,000      $0      $1,275,000,000  Aaa/AAA/AAA      5.41%   0.04%  1.000000  Jul 10

A5            XS0252421499   (EUR)1,360,000,000  (EUR)0  (EUR)1,360,000,000  Aaa/AAA/AAA      3.61%   0.10%  1.000000  Oct 11

A6            XS0252427009     (GBP)500,000,000  (GBP)0    (GBP)500,000,000  Aaa/AAA/AAA      5.25%   0.11%  1.000000  Jul 13

B1            US38741YBS72          $29,000,000      $0         $29,000,000  Aa3/AA/AA        5.45%   0.08%  1.000000  Apr 08

B2            US38741YBT55          $36,000,000      $0         $36,000,000  Aa3/AA/AA        5.51%   0.14%  1.000000   Jul 11

B3            XS0252428072      (EUR)37,500,000  (EUR)0     (EUR)37,500,000  Aa3/AA/AA        3.65%   0.14%  1.000000  Jul 11

M1            US38741YBU29          $25,000,000      $0         $25,000,000  A2/A/A           5.55%   0.18%  1.000000  Apr 08

M2            US38741YBV02          $25,000,000      $0         $25,000,000  A2/A/A           5.60%   0.23%  1.000000  Jul 11

M3            XS0252429047      (EUR)35,000,000  (EUR)0     (EUR)35,000,000  A2/A/A           3.74%   0.23%  1.000000  Jul 11

M4            XS0252423198      (GBP)10,000,000  (GBP)0     (GBP)10,000,000  A2/A/A           5.37%   0.23%  1.000000  Jul 11

C2            US38741YBW84          $75,000,000      $0         $75,000,000  Baa2/BBB/BBB     5.84%   0.47%  1.000000  Jul 11

C3            XS0252430136      (EUR)55,000,000  (EUR)0     (EUR)55,000,000  Baa2/BBB/BBB     3.98%   0.47%  1.000000  Jul 11

C4            XS0252423941      (GBP)12,000,000  (GBP)0     (GBP)12,000,000  Baa2/BBB/BBB     5.61%   0.47%  1.000000  Jul 11
------------------------------------------------------------------------------------------------------------------------------



Notes         Granite Master Issuer plc - Series 2006-3

--------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                         Brought                              Moodys/      Reference          Pool      Expected
              ISIN                       forward  Repaid         Outstanding  S&P/Fitch    Rate       Margin  factor    Maturity

A1            US38741YBX67        $1,000,000,000      $0      $1,000,000,000  Aaa/AAA/AAA      5.33%   0.02%  1.000000  Apr 08

A2            XS0267966959     (EUR) 830,000,000  (EUR)0    (EUR)830,000,000  Aaa/AAA/AAA     3.473%   0.04%  1.000000  Jul 08

A3            US38741YBZ16        $1,800,000,000      $0      $1,800,000,000  Aaa/AAA/AAA      5.45%   0.04%  1.000000  Apr 10

A4            US38741YCA55        $1,000,000,000      $0      $1,000,000,000  Aaa/AAA/AAA      5.30%  -0.02%  1.000000  Oct 12

A5            XS0267967924   (EUR) 1,250,000,000  (EUR)0  (EUR)1,250,000,000  Aaa/AAA/AAA      3.54%   0.11%  1.000000  Oct 12

A6            XS0267968658      (GBP)700,000,000  (GBP)0    (GBP)700,000,000  Aaa/AAA/AAA      5.21%   0.11%  1.000000  Oct 12

A7            US38741YCD94        $1,750,000,000      $0      $1,750,000,000  Aaa/AAA/AAA      5.51%   0.10%  1.000000  Oct 12

B1            US38741YCE77           $70,000,000      $0         $70,000,000  Aa3/AA/AA        5.50%   0.09%  1.000000  Oct 08

B2            US38741YCF43          $182,000,000      $0        $182,000,000  Aa3/AA/AA        5.58%   0.17%  1.000000  Oct 12

B3            XS0268037131      (EUR) 30,000,000  (EUR)0     (EUR)30,000,000  Aa3/AA/AA        3.59%   0.16%  1.000000  Oct 12

M1            US38741YCJ64           $90,000,000      $0         $90,000,000  A2/A/A           5.59%   0.18%  1.000000  Oct 08

M2            US38741YCK38          $100,000,000      $0        $100,000,000  A2/A/A           5.69%   0.28%  1.000000  Oct 12

M3            XS0268038451      (EUR) 47,000,000  (EUR)0     (EUR)47,000,000  A2/A/A           3.70%   0.27%  1.000000  Oct 12

M4            XS0268038964       (GBP)10,000,000  (GBP)0     (GBP)10,000,000  A2/A/A           5.37%   0.27%  1.000000  Oct 12

C2            US38741YCP25           $60,000,000      $0         $60,000,000  Baa2/BBB/BBB     5.91%   0.50%  1.000000  Oct 12

C3            XS0268039699     (EUR) 137,000,000  (EUR)0    (EUR)137,000,000  Baa2/BBB/BBB     3.93%   0.50%  1.000000  Oct 12
-------------------------------------------------------------------------------------------------------------------------------


Notes         Granite Master Issuer plc - Series 2006-4

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Rating
                               Brought                                          Moodys/      Reference           Pool      Expected
              ISIN             forward              Repaid         Outstanding  S&P/Fitch    Rate       Margin   factor    Maturity

A1            US38741YCS63          $0        $650,000,000        $650,000,000  Aaa/AAA/AAA      5.34%   0.03%   1.000000  Dec-30

A2            XS0275943958      (EUR)0    (EUR)200,000,000    (EUR)200,000,000  Aaa/AAA/AAA     3.691%   0.04%   1.000000  Dec-30

A3            XS0275944097      (GBP)0    (GBP)350,000,000    (GBP)350,000,000  Aaa/AAA/AAA      5.30%   0.04%   1.000000  Dec-30

A4            US38741YDB20          $0        $704,300,000        $704,300,000  Aaa/AAA/AAA      5.42%   0.05%   1.000000  Dec-54

A5            CA38741YDD81       CAD 0     CAD 350,000,000     CAD 350,000,000  Aaa/AAA/AAA      4.37%   0.07%   1.000000  Dec-54

A6            US38741YDC03          $0      $1,130,000,000      $1,130,000,000  Aaa/AAA/AAA      5.46%   0.09%   1.000000  Dec-54

A7            XS0275944766      (EUR)0  (EUR)1,135,000,000  (EUR)1,135,000,000  Aaa/AAA/AAA      3.76%   0.11%   1.000000  Dec-54

A8            XS0276823167      (GBP)0    (GBP)300,000,000    (GBP)300,000,000  Aaa/AAA/AAA      5.37%   0.11%   1.000000  Dec-54

B1            US38741YCV92          $0         $60,600,000         $60,600,000  Aa3/AA/AA        5.46%   0.09%   1.000000  Dec-54

B3            XS0275945730      (EUR)0     (EUR)62,500,000     (EUR)62,500,000  Aa3/AA/AA        3.84%   0.19%   1.000000  Dec-54

M1            US38741YCX58          $0         $47,800,000         $47,800,000  A2/A/A           5.54%   0.17%   1.000000  Dec-54

M2            US38741YCY32          $0         $10,000,000         $10,000,000  A2/A/A           5.66%   0.29%   1.000000  Dec-54

M3            XS0275946621      (EUR)0     (EUR)84,400,000     (EUR)84,400,000  A2/A/A           3.94%   0.29%   1.000000  Dec-54

C1            US38741YCZ07          $0         $32,600,000         $32,600,000  Baa2/BBB/BBB     5.75%   0.38%   1.000000  Dec-54

C2            US38741YDA47          $0         $15,000,000         $15,000,000  Baa2/BBB/BBB     5.85%   0.48%   1.000000  Dec-54

C3            XS0275947512      (EUR)0     (EUR)62,800,000     (EUR)62,800,000  Baa2/BBB/BBB     4.13%   0.48%   1.000000  Dec-54
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------
                                                                   % of
                                                                   Notes
                                                                   Outstanding

Class A Notes ((GBP) Equivalent)             (GBP)23,985,379,725        90.02%

Class B Notes ((GBP) Equivalent)                (GBP)866,299,557         3.25%

Class M Notes ((GBP) Equivalent)                (GBP)875,234,981         3.29%

Class C Notes ((GBP) Equivalent)                (GBP)916,141,225         3.44%

--------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------
                                                        Current      Required

Class A Notes                                            11.70%        11.60%

Class B Notes                                             8.45%         8.30%

Class M Notes                                             5.16%         5.11%

Class C Notes                                             1.72%         1.85%

--------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

--------------------------------------------------------------------------------
Programme Reserve Required Percent                                      1.65%

Programme Reserve Required Amount              (GBP)439,610,000         1.72%

Balance Brought Forward                        (GBP)397,000,000         1.55%

Drawings this Period                                          0         0.00%

 *Additions this period                         (GBP)42,610,000         0.17%

Current Balance of Funding 2 &
Granite Master Issuer Reserve Fund             (GBP)439,610,000         1.72%

Excess Spread this Period                       (GBP)24,578,969         0.10%

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
Currency swap triggers

                                                       S&P           Moody's       Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger                      Short   A1+           P-1           F1
                                               term
                                                       -----------   ------------  -----------
                                               Long    N/A           A1            A1
                                               term
                                                       -----------   ------------  -----------

Subsequent downgrade trigger                   Short   N/A           P-2           F2
                                               term
                                                       -----------   ------------  -----------
                                               Long    BBB-          A3            BBB+
                                               term
                                                       -----------   ------------  -----------

Second subsequent downgrade                    Short   N/A           N/A           F3
                                               term
                                                       -----------   ------------  -----------
                                               Long    N/A           N/A           BBB-
                                               term
                                                       -----------   ------------  -----------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                               Short   A-1+          P-1           F1
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA-           Aa3           AA-
                                               term
                                                       -----------   ------------  -----------

Barclays Bank PLC                              Short   A-1+          P-1           F1
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA+           Aa1           AA-
                                               term
                                                       -----------   ------------  -----------

HSBC                                           Short   A-1+          P-1           F1
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA-           Aa2           AA
                                               term
                                                       -----------   ------------  -----------

                                                       -----------   ------------  -----------
Citigroup Global Markets Limited               Short   A-1+          P-1           F1
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA-           Aa1           AA+
                                               term
                                                       -----------   ------------  -----------

Swiss Re                                       Short   A-1+          P-1           A-1+
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA            Aa2           AA
                                               term
                                                       -----------   ------------  -----------

UBS AG                                         Short   A-1+          P-1           N/A
                                               term
                                                       -----------   ------------  -----------
                                               Long    AA+           Aa2           N/A
                                               term
                                                       -----------   ------------  -----------

-----------------------------------------------------------------------------------------------